SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Oct. 31, 2020	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Sep. 14, 2022	Jan. 28, 2022	May 19, 2021	May 18, 2021	Jan. 04, 2021	Dec. 21, 2020
Product Information [Line Items]
FDIC limits per institutions	$ 250,000	$ 250,000			$ 250,000		$ 250,000
Cost of revenues	208,749		$ 136,044		484,287	$ 440,536	547,881	$ 398,606
Bad debt expense	$ 0		$ 0		$ 0	$ 0	$ 0	$ 340
Incremental salary	61,967,000	35,684,900	33,570,000	32,671,100	61,967,000	33,570,000	35,684,900	32,671,100
Research and Development Expense	$ 111,000		$ 233,000		$ 664,000	$ 1,129,000	$ 1,120,067	$ 233,526
Common stock, shares authorized	2,500,000,000	2,500,000,000		2,500,000,000	2,500,000,000		2,500,000,000	2,500,000,000			750,000,000	1,500,000,000	2,500,000,000	1,500,000,000
Common stock, shares issued	1,206,126,390	1,132,361,005		939,942,783	1,206,126,390		1,132,361,005	939,942,783
Common stock, shares outstanding	1,206,126,390	1,132,361,005		939,942,783	1,206,126,390		1,132,361,005	939,942,783
Operating and finance lease obligation	$ 15,000	$ 15,000			$ 15,000		$ 15,000
Stock subscription receivable	0	0			0		0
Inventory Reserve	$ 0	$ 0			$ 0		$ 0
Subsequent Event [Member]
Product Information [Line Items]
Common stock, shares authorized									2,500,000,000	2,500,000,000
Common stock, shares issued									1,476,126,390	1,149,204,595
Common stock, shares outstanding									1,476,126,390	1,149,204,595
Common Shares Issuable Upon Exercise Of Warrants [Member]
Product Information [Line Items]
Antidilutive securities excluded from computation of earnings per share		9,500,000		9,500,000	49,500,000	9,500,000
Minimum [Member]
Product Information [Line Items]
Property, plant and equipment, estimated useful lives					3 years		3 years
Maximum [Member]
Product Information [Line Items]
Property, plant and equipment, estimated useful lives					15 years		15 years
First Supplier [Member]
Product Information [Line Items]
Cost of revenues							$ 148,600	$ 179,000
Second Supplier [Member]
Product Information [Line Items]
Cost of revenues							131,600	$ 30,000
Customer One [Member]
Product Information [Line Items]
Sale of transaction							$ 2,140,000
Sale of interest rate							37.60%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration credit risk percentage								10.00%
Customer One [Member] | First Supplier [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration credit risk percentage							53.00%	85.60%
Customer One [Member] | Second Supplier [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration credit risk percentage								14.40%
Customer Two [Member]
Product Information [Line Items]
Sale of transaction							$ 709,000
Sale of interest rate							12.50%
Customer Two [Member] | Second Supplier [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration credit risk percentage							47.00%
Customer Three [Member]
Product Information [Line Items]
Sale of transaction							$ 881,600
Sale of interest rate							15.70%